Leases (Details) - Schedule of Supplemental Cash Flow Information Related to the Operating Leases - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Schedule of Supplemental Cash Flow Information Related to the Operating Leases [Abstract]
Operating cash flows for operating leases	¥ 148,493	¥ 145,857